Label	Element	Value
Hotchkis & Wiley Diversified Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only. You may be required to pay brokerage commissions on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in equity securities of large capitalization companies that are considered by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. The market capitalization range of the Index changes constantly, but as of June 30, 2022, the range was from $1.9 billion to $2,212.8 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section.
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

The Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may involve more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a mid-cap company may lose substantial value. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S.
companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ADR and GDR Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).The inception date for the Fund’s Class I, Class A and Class C shares is August 30, 2004. Because Class Z shares of the Fund are not currently offered to investors, performance information is not available. Class Z shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -12.12%. During the period shown in the bar chart, the highest return for a calendar quarter was 30.08% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -36.40% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Hotchkis & Wiley Diversified Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index(a)(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	25.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.16%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.97%	[1]
Hotchkis & Wiley Diversified Value Fund | Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	16.54%
Hotchkis & Wiley Diversified Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,217
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	301
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	537
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,217
Annual Return 2012	rr_AnnualReturn2012	19.78%
Annual Return 2013	rr_AnnualReturn2013	36.54%
Annual Return 2014	rr_AnnualReturn2014	12.74%
Annual Return 2015	rr_AnnualReturn2015	(7.90%)
Annual Return 2016	rr_AnnualReturn2016	19.94%
Annual Return 2017	rr_AnnualReturn2017	18.39%
Annual Return 2018	rr_AnnualReturn2018	(14.74%)
Annual Return 2019	rr_AnnualReturn2019	29.26%
Annual Return 2020	rr_AnnualReturn2020	0.41%
Annual Return 2021	rr_AnnualReturn2021	32.47%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	32.47%
5 Years	rr_AverageAnnualReturnYear05	11.66%
10 Years	rr_AverageAnnualReturnYear10	13.46%
Hotchkis & Wiley Diversified Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	32.12%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	12.94%
Hotchkis & Wiley Diversified Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	19.46%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	11.18%
Hotchkis & Wiley Diversified Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	626
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	876
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,145
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,911
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	25.18%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	12.57%
Hotchkis & Wiley Diversified Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	604
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,095
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C
1 Year	rr_AverageAnnualReturnYear01	30.18%
5 Years	rr_AverageAnnualReturnYear05	10.55%
10 Years	rr_AverageAnnualReturnYear10	12.33%
Hotchkis & Wiley Diversified Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,099
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	489
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,099
Hotchkis & Wiley Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and long-term growth of income, as well as capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of large capitalization companies. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2022, the range was from $1.9 billion to $2,212.8 billion, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. Market capitalization is measured at the time of initial purchase. The Fund also invests in stocks with high cash dividends or payout yields relative to the market. The Fund may invest in foreign (non-U.S.) securities.The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section.
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

The Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may involve more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a mid-cap company may lose substantial value. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

ADR and GDR Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A, Class C and Class Z shares are June 24, 1987, October 26, 2001, February 4, 2002 and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -12.30%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 29.88% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -36.65% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Hotchkis & Wiley Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index(a)(reflects no deduction for fees, expenses or taxes)	[5]
1 Year	rr_AverageAnnualReturnYear01	25.16%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.16%	[5]
10 Years	rr_AverageAnnualReturnYear10	12.97%	[5]
Hotchkis & Wiley Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	16.54%
Hotchkis & Wiley Large Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,188
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	307
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	534
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,188
Annual Return 2012	rr_AnnualReturn2012	18.74%
Annual Return 2013	rr_AnnualReturn2013	39.95%
Annual Return 2014	rr_AnnualReturn2014	13.49%
Annual Return 2015	rr_AnnualReturn2015	(7.77%)
Annual Return 2016	rr_AnnualReturn2016	19.72%
Annual Return 2017	rr_AnnualReturn2017	18.87%
Annual Return 2018	rr_AnnualReturn2018	(14.25%)
Annual Return 2019	rr_AnnualReturn2019	29.12%
Annual Return 2020	rr_AnnualReturn2020	(0.30%)
Annual Return 2021	rr_AnnualReturn2021	28.86%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	13.41%
Hotchkis & Wiley Large Cap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	28.60%
5 Years	rr_AverageAnnualReturnYear05	10.60%
10 Years	rr_AverageAnnualReturnYear10	12.92%
Hotchkis & Wiley Large Cap Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	17.27%
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10	11.15%
Hotchkis & Wiley Large Cap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,882
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	639
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	880
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,882
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	21.79%
5 Years	rr_AverageAnnualReturnYear05	9.61%
10 Years	rr_AverageAnnualReturnYear10	12.52%
Hotchkis & Wiley Large Cap Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,043
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C
1 Year	rr_AverageAnnualReturnYear01	26.61%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	12.30%
Hotchkis & Wiley Large Cap Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWLZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class Z
1 Year	rr_AverageAnnualReturnYear01	29.00%
5 Years	rr_AverageAnnualReturnYear05	11.14%
10 Years	rr_AverageAnnualReturnYear10	13.45%
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of mid-capitalization companies. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2022, the range was from $1.9 billion to $46.5 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in the securities of small capitalization companies and in foreign (non-U.S.) securities.The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2 fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section.
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmarks.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A, Class C and Class Z shares are January 2, 1997, January 2, 2001, January 2, 2001 and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -8.04%. During the period shown in the bar chart, the highest return for a quarter was 43.41% (quarter ended December 31, 2020) and the lowest return for a quarter was -47.74% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Hotchkis & Wiley Mid-Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index(a)(reflects no deduction for fees, expenses or taxes)	[8]
1 Year	rr_AverageAnnualReturnYear01	28.34%	[8]
5 Years	rr_AverageAnnualReturnYear05	11.22%	[8]
10 Years	rr_AverageAnnualReturnYear10	13.44%	[8]
Hotchkis & Wiley Mid-Cap Value Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.58%
5 Years	rr_AverageAnnualReturnYear05	15.10%
10 Years	rr_AverageAnnualReturnYear10	14.91%
Hotchkis & Wiley Mid-Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236
Annual Return 2012	rr_AnnualReturn2012	31.09%
Annual Return 2013	rr_AnnualReturn2013	42.55%
Annual Return 2014	rr_AnnualReturn2014	12.18%
Annual Return 2015	rr_AnnualReturn2015	(12.53%)
Annual Return 2016	rr_AnnualReturn2016	21.00%
Annual Return 2017	rr_AnnualReturn2017	7.78%
Annual Return 2018	rr_AnnualReturn2018	(19.29%)
Annual Return 2019	rr_AnnualReturn2019	12.92%
Annual Return 2020	rr_AnnualReturn2020	0.48%
Annual Return 2021	rr_AnnualReturn2021	39.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	39.19%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	11.79%
Hotchkis & Wiley Mid-Cap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	38.77%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	10.71%
Hotchkis & Wiley Mid-Cap Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	23.49%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	9.53%
Hotchkis & Wiley Mid-Cap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,914
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	31.65%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Hotchkis & Wiley Mid-Cap Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,099
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,099
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C
1 Year	rr_AverageAnnualReturnYear01	36.86%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	10.69%
Hotchkis & Wiley Mid-Cap Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWMZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	482
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class Z
1 Year	rr_AverageAnnualReturnYear01	39.37%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	11.82%
Hotchkis & Wiley Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2022, the range was from $25.4 million to $10.4 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities.The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process that relies on rigorous, internally-generated fundamental research. The Fund focuses exposure on these investment opportunities by holding approximately 50-100 securities. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section.
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk. The Fund may invest a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A, Class C and Class Z shares are September 20, 1985, October 6, 2000, February 4, 2002 and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -8.49%. During the period shown in the bar chart, the highest return for a quarter was 38.31% (quarter ended December 31, 2020) and the lowest return for a quarter was -42.26% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when
		a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Hotchkis & Wiley Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index(a)(reflects no deduction for fees, expenses or taxes)	[10]
1 Year	rr_AverageAnnualReturnYear01	28.27%	[10]
5 Years	rr_AverageAnnualReturnYear05	9.07%	[10]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[10]
Hotchkis & Wiley Small Cap Value Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	12.02%
10 Years	rr_AverageAnnualReturnYear10	13.23%
Hotchkis & Wiley Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Annual Return 2012	rr_AnnualReturn2012	23.50%
Annual Return 2013	rr_AnnualReturn2013	46.34%
Annual Return 2014	rr_AnnualReturn2014	11.43%
Annual Return 2015	rr_AnnualReturn2015	(8.91%)
Annual Return 2016	rr_AnnualReturn2016	20.12%
Annual Return 2017	rr_AnnualReturn2017	7.74%
Annual Return 2018	rr_AnnualReturn2018	(14.90%)
Annual Return 2019	rr_AnnualReturn2019	20.40%
Annual Return 2020	rr_AnnualReturn2020	(0.32%)
Annual Return 2021	rr_AnnualReturn2021	35.54%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	35.54%
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	12.64%
Hotchkis & Wiley Small Cap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	35.43%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	11.20%
Hotchkis & Wiley Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	21.12%
5 Years	rr_AverageAnnualReturnYear05	6.28%
10 Years	rr_AverageAnnualReturnYear10	10.07%
Hotchkis & Wiley Small Cap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,914
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	28.21%
5 Years	rr_AverageAnnualReturnYear05	6.93%
10 Years	rr_AverageAnnualReturnYear10	11.77%
Hotchkis & Wiley Small Cap Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,075
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,075
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C
1 Year	rr_AverageAnnualReturnYear01	33.33%
5 Years	rr_AverageAnnualReturnYear05	7.30%
10 Years	rr_AverageAnnualReturnYear10	11.54%
Hotchkis & Wiley Small Cap Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWSZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class Z
1 Year	rr_AverageAnnualReturnYear01	35.81%
5 Years	rr_AverageAnnualReturnYear05	8.42%
10 Years	rr_AverageAnnualReturnYear10	12.68%
Hotchkis & Wiley Small Cap Diversified Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Diversified Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2022, the range was from $25.4 million to $10.4 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities. Under normal conditions, the Fund typically will hold equity securities of approximately 300 to 400 different companies.The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by holding approximately 300 to 400 portfolio securities. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section.
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.
Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A and Class Z shares are June 30, 2014, June 30, 2014 and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -13.19%. During the period shown in the bar chart, the highest return for a quarter was 37.51% (quarter ended December 31, 2020) and the lowest return for a quarter was -40.67% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Hotchkis & Wiley Small Cap Diversified Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index(a) (reflects no deduction for fees, expenses or taxes)	[12]
1 Year	rr_AverageAnnualReturnYear01	28.27%	[12]
5 Years	rr_AverageAnnualReturnYear05	9.07%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	12.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,066
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	475
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,066
Annual Return 2015	rr_AnnualReturn2015	(9.03%)
Annual Return 2016	rr_AnnualReturn2016	34.02%
Annual Return 2017	rr_AnnualReturn2017	13.75%
Annual Return 2018	rr_AnnualReturn2018	(14.33%)
Annual Return 2019	rr_AnnualReturn2019	21.66%
Annual Return 2020	rr_AnnualReturn2020	1.25%
Annual Return 2021	rr_AnnualReturn2021	35.28%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	35.28%
5 Years	rr_AverageAnnualReturnYear05	10.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	32.99%
5 Years	rr_AverageAnnualReturnYear05	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Hotchkis & Wiley Small Cap Diversified Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	21.92%
5 Years	rr_AverageAnnualReturnYear05	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
Hotchkis & Wiley Small Cap Diversified Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[13]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	626
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,841
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	27.78%
5 Years	rr_AverageAnnualReturnYear05	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%	[13]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class C shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,997
Hotchkis & Wiley Small Cap Diversified Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWVZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class Z
1 Year	rr_AverageAnnualReturnYear01	35.37%
5 Years	rr_AverageAnnualReturnYear05	10.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2019
Hotchkis & Wiley Small Cap Diversified Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2021	rr_AnnualReturn2021	16.44%
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 in the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging markets. Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S. If Hotchkis & Wiley Capital Management, LLC (the “Advisor”) deems market conditions and/or company valuations less favorable for companies located outside the U.S., the Fund could invest less than 40%, but would invest at least 30% of its net assets in equity securities of companies located outside the U.S. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund invests in companies of any size market capitalization.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.
		The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section. Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk: The Fund may invest a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the United Kingdom’s withdrawal from the EU (known as “Brexit”), and there is a risk that other EU countries may pursue a similar withdrawal. Significant uncertainty remains regarding ramifications of the United Kingdom’s withdrawal from the EU, and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows the changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I and Class A shares are December 31, 2012 and August 30, 2013, respectively. Performance of Class A shares prior to August 30, 2013 reflects the historical performance of the Fund’s original share class (Class I) adjusted to reflect the higher operating expenses and sales charge of Class A shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -15.56%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 32.15% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -36.13% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Hotchkis & Wiley Global Value Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI World Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	12.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,453
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	360
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,453
Annual Return 2013	rr_AnnualReturn2013	35.61%
Annual Return 2014	rr_AnnualReturn2014	2.87%
Annual Return 2015	rr_AnnualReturn2015	(6.24%)
Annual Return 2016	rr_AnnualReturn2016	16.41%
Annual Return 2017	rr_AnnualReturn2017	16.78%
Annual Return 2018	rr_AnnualReturn2018	(16.03%)
Annual Return 2019	rr_AnnualReturn2019	24.52%
Annual Return 2020	rr_AnnualReturn2020	(0.59%)
Annual Return 2021	rr_AnnualReturn2021	26.67%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	26.67%
5 Years	rr_AverageAnnualReturnYear05	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	26.47%
5 Years	rr_AverageAnnualReturnYear05	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Hotchkis & Wiley Global Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Hotchkis & Wiley Global Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[16]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	938
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,257
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	7.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Hotchkis & Wiley Global Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[16]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.(c)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,341
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,341
Hotchkis & Wiley Global Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[16]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.(c)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,380
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	614
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,380
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 in the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in non-U.S. companies, which may include companies located or operating in developed or emerging markets. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund invests in companies of any size market capitalization.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section. Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk. The Fund may invest a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the United Kingdom’s withdrawal from the EU (known as “Brexit”), and there is a risk that other EU countries may pursue a similar withdrawal. Significant uncertainty remains regarding ramifications of the United Kingdom’s withdrawal from the EU, and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

ADR and GDR Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637). The inception date for the Fund’s Class I shares is December 31, 2015.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -11.69%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 30.35% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -36.78% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Hotchkis and Wiley International Value Fund | MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI World ex-USA Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	9.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Hotchkis and Wiley International Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWNIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,684
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,684
Annual Return 2016	rr_AnnualReturn2016	11.17%
Annual Return 2017	rr_AnnualReturn2017	18.19%
Annual Return 2018	rr_AnnualReturn2018	(18.74%)
Annual Return 2019	rr_AnnualReturn2019	19.96%
Annual Return 2020	rr_AnnualReturn2020	(2.36%)
Annual Return 2021	rr_AnnualReturn2021	18.14%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	18.14%
5 Years	rr_AverageAnnualReturnYear05	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Hotchkis and Wiley International Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	17.94%
5 Years	rr_AverageAnnualReturnYear05	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Hotchkis and Wiley International Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Hotchkis and Wiley International Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.07%	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[19]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class A, Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,647
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,650
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,148
Hotchkis and Wiley International Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.07%	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[19]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class A, Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,297
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,576
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,297
Hotchkis and Wiley International Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.07%	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[19]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class A, Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,684
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,684
International Small Cap Diversified Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Cap Diversified Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 in the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of non-U.S. small capitalization companies, which may include companies located or operating in developed or emerging markets. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. Small capitalization companies are defined as those companies that have market capitalizations not greater than that of the largest company included in the MSCI World ex-USA Small Cap Index (the “Index”) at the time of investment. The Index is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of smaller capitalization stocks in developed markets, excluding the U.S. market. The market capitalization range of the Index changes constantly, but as of June 30, 2022, the total market capitalization of the largest company included in the Index was $9.7 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund intends to invest a significant portion of its assets in companies in the industrial and financial sectors.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by, under normal conditions and after the Fund achieves sufficient scale, holding equity securities of approximately 250 to 300 different companies. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section. Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund’s performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Small and Mid-Cap Companies Risk. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may have less access to capital markets during times of market distress.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk. The Fund may invest a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Financial Sector Risk. The Fund intends to invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the United Kingdom’s withdrawal from the EU (known as “Brexit”), and there is a risk that other EU countries may pursue a similar withdrawal. Significant uncertainty remains regarding ramifications of the United Kingdom’s withdrawal from the EU, and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging markets could result in loss to the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, when investing in emerging market countries, there may be differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

ADR and GDR Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored
ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows the Fund’s performance for Class I shares. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -15.17%. During the period shown in the bar chart, the highest return for a calendar quarter was 9.40% (quarter ended March 31, 2021) and the lowest return for a calendar quarter was 0.04% (quarter ended December 31, 2021).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
International Small Cap Diversified Value Fund | MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	27.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
International Small Cap Diversified Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class A and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
International Small Cap Diversified Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.24%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,201
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception	32.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
International Small Cap Diversified Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	26.20%
International Small Cap Diversified Value Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	23.07%
International Small Cap Diversified Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.43%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.24%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[22]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,703
International Small Cap Diversified Value Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.43%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.24%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[22]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class A and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,201
Hotchkis & Wiley Value Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Value Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in equity securities, such as common stock, preferred stock and convertible securities, of any size market capitalization, and investment grade and high yield (“junk bonds”) fixed income securities. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) selects companies that it believes have strong capital appreciation potential. The Fund may invest in foreign (non-U.S.) securities. The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. The Fund may also use futures, options, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. The Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section.
Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund's performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Industrial Sector Risk. The Fund may invest a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the income is reduced, distributions by the Fund to shareholders may be less.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities and/or the Fund may sell at a time or price that is not advantageous in order to meet redemption requests. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer which may be magnified in a rising interest rate environment or other circumstances where redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain asset class or sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulﬁll its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

ADR and GDR Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).The inception dates for the Fund’s Class I, Class A, Class C and Class Z shares are December 31, 2002, December 31, 2002, August 28, 2003 and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -17.24%. During the period shown in the bar chart, the highest return for a quarter was 29.15% (quarter ended December 31, 2020) and the lowest return for a quarter was -32.99% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Hotchkis & Wiley Value Opportunities Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index(a)(reflects no deduction for fees, expenses or taxes)	[25]
1 Year	rr_AverageAnnualReturnYear01	25.37%	[25]
5 Years	rr_AverageAnnualReturnYear05	11.00%	[25]
10 Years	rr_AverageAnnualReturnYear10	12.89%	[25]
Hotchkis & Wiley Value Opportunities Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	17.97%
10 Years	rr_AverageAnnualReturnYear10	16.30%
Hotchkis & Wiley Value Opportunities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,155
Annual Return 2012	rr_AnnualReturn2012	29.56%
Annual Return 2013	rr_AnnualReturn2013	37.73%
Annual Return 2014	rr_AnnualReturn2014	10.09%
Annual Return 2015	rr_AnnualReturn2015	(3.33%)
Annual Return 2016	rr_AnnualReturn2016	19.42%
Annual Return 2017	rr_AnnualReturn2017	13.85%
Annual Return 2018	rr_AnnualReturn2018	(10.97%)
Annual Return 2019	rr_AnnualReturn2019	25.57%
Annual Return 2020	rr_AnnualReturn2020	5.35%
Annual Return 2021	rr_AnnualReturn2021	34.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	34.45%
5 Years	rr_AverageAnnualReturnYear05	12.51%
10 Years	rr_AverageAnnualReturnYear10	15.12%
Hotchkis & Wiley Value Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	10.76%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Hotchkis & Wiley Value Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	23.02%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	11.92%
Hotchkis & Wiley Value Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[26]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,903
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	11.02%
10 Years	rr_AverageAnnualReturnYear10	14.22%
Hotchkis & Wiley Value Opportunities Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,048
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C
1 Year	rr_AverageAnnualReturnYear01	32.14%
5 Years	rr_AverageAnnualReturnYear05	11.42%
10 Years	rr_AverageAnnualReturnYear10	13.99%
Hotchkis & Wiley Value Opportunities Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWAZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class Z
1 Year	rr_AverageAnnualReturnYear01	34.57%
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	15.15%
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class Z Shares” beginning on page 61 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 57 of the Fund’s Statement of Additional Information. You may be required to pay other fees to financial intermediaries, such as brokerage commissions, on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver/expense reimbursement in effect for the first year only.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities, rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality) (“junk bonds”). The Fund may also use futures, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. For purposes of the 80% test, derivatives will be valued at market value rather than notional value. The Fund may invest in mortgage- or asset-backed securities. The Fund may also invest in restricted securities that are sold in private placement transactions.
The Fund may not invest more than 10% of its total assets in fixed income securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the ICE BofA BB-B U.S. High Yield Constrained Index, which as of June 30, 2022 was 4.66 years. Duration measures the price sensitivity of a bond to changes in interest rates, calculated by the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. For example, the share price of a fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market.
		In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors. As part of the Advisor's investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company's short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund are described in this section. Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies.

Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the income is reduced, distributions by the Fund to shareholders may be less.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S.
companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.

Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.

Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities and/or the Fund may sell at a time or price that is not advantageous in order to meet redemption requests. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer which may be magnified in a rising interest rate environment or other circumstances where redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Fund, but whose resale in the U.S. is permitted only in limited circumstances.

Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or manage cash. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

Contingent Convertible Securities Risk. The risks of investing in contingent convertible securities include the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.
Leverage Risk. Leverage risk is the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

LIBOR Transition Risk. The Fund may invest in securities or derivatives that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

Although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Please see “Fund Facts” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund’s Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/mutual-funds/resources/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A, Class C and Class Z shares are March 31, 2009, May 29, 2009, December 31, 2012 and March 29, 2018, respectively. Performance figures prior to the inception date of the Class C and Class Z shares reflect the historical performance of the Fund’s original share class (Class I) adjusted to reflect the higher operating expenses of Class C shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.hwcm.com/mutual-funds/resources/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2022 was -12.64%. During the period shown in the bar chart, the highest return for a calendar quarter was 10.22% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -17.19% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Hotchkis & Wiley High Yield Fund | ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Hotchkis & Wiley High Yield Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	948
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	239
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	421
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 948
Annual Return 2012	rr_AnnualReturn2012	17.96%
Annual Return 2013	rr_AnnualReturn2013	8.69%
Annual Return 2014	rr_AnnualReturn2014	1.10%
Annual Return 2015	rr_AnnualReturn2015	(4.30%)
Annual Return 2016	rr_AnnualReturn2016	16.02%
Annual Return 2017	rr_AnnualReturn2017	8.24%
Annual Return 2018	rr_AnnualReturn2018	(3.41%)
Annual Return 2019	rr_AnnualReturn2019	9.57%
Annual Return 2020	rr_AnnualReturn2020	3.81%
Annual Return 2021	rr_AnnualReturn2021	6.72%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Hotchkis & Wiley High Yield Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Hotchkis & Wiley High Yield Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Hotchkis & Wiley High Yield Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[28]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%	[27]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	466
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,527
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	466
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,527
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Hotchkis & Wiley High Yield Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	550
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	953
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,870
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Hotchkis & Wiley High Yield Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWHZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	203
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 806
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class Z
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	6.24%

[1]	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
[2]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.80%, Class A – 1.05%, Class C -1.80%, and Class Z – 0.80%. The agreement may only be terminated with the consent of the Board of Trustees.
[3]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[4]	Other Expenses for Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[5]	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
[6]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.95%, Class A – 1.20%, Class C -1.95%, and Class Z – 0.95%. The agreement may only be terminated with the consent of the Board of Trustees.
[7]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[8]	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
[9]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[10]	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
[11]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[12]	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
[13]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.80%, Class A – 1.05%, Class C – 1.80%, and Class Z – 0.80%. The agreement may only be terminated with the consent of the Board of Trustees.
[14]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[15]	Other Expenses for Class C shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[16]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.95%, Class A – 1.20%, Class C – 1.95%, and Class Z – 0.95%. The agreement may only be terminated with the consent of the Board of Trustees.
[17]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[18]	Other Expenses for Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.(c)
[19]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.95%, Class A – 1.20%, Class C – 1.95%, and Class Z – 0.95%. The agreement may only be terminated with the consent of the Board of Trustees.
[20]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[21]	Other Expenses for Class A, Class C and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[22]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.99%, Class A – 1.24%, and Class Z – 0.99%. The agreement may only be terminated with the consent of the Board of Trustees.
[23]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[24]	Other Expenses for Class A and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[25]	The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.
[26]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.
[27]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, Class C - 1.70%, and Class Z – 0.60%. The agreement may only be terminated with the consent of the Board of Trustees.
[28]	You may be charged a deferred sales charge of up to 0.75% if you did not pay an initial sales charge on an investment of $1 million or more in Class A shares and you redeem your shares within one year after purchase.